Bank Borrowings - Schedule of Borrowings (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Borrowings [Abstract]
Fair value of non-current borrowing	RM 2,123,289	$ 450,116	RM 1,842,881
Undrawn borrowing facility	RM 2,145,413	$ 479,915	RM 1,185,470
Weighted average interest rate	5.35%	5.35%	7.26%